Share-Based Awards Plan - Option Activity (Detail) - iQIYI - 2010 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares options
Outstanding, December 31, 2020	420,698,274
Granted	2,583,000
Forfeited / Expired	(16,151,880)
Exercised	(65,463,860)
Outstanding, December 31, 2021	341,665,534	420,698,274
Vested and expected to vest at December 31, 2021	335,342,645
Exercisable at December 31, 2021	253,949,473
Weighted average exercise price (US$)
Outstanding, December 31, 2020	$ 0.49
Granted	0.51
Forfeited / Expired	0.51
Exercised	0.43
Outstanding, December 31, 2021	0.49	$ 0.49
Vested and expected to vest at December 31, 2021	0.48
Exercisable at December 31, 2021	$ 0.48
Weighted average remaining contractual life (Years)
Outstanding	7 years	7 years
Vested and expected to vest at December 31, 2021	7 years
Exercisable at December 31, 2021	6 years
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 57	$ 846
Vested and expected to vest at December 31, 2021	56
Exercisable at December 31, 2021	$ 45